Revenue from Foreign Exchange and Other Trading (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Foreign exchange	$ 520		$ 761		$ 787
Other trading revenue	172		87		99
Foreign exchange and other trading revenue	692		848		886
Fixed Income
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	142		65		80
Credit Derivatives/Other
Trading Activity, Gains and Losses, Net [Line Items]
Other trading revenue	$ 30	[1]	$ 22	[1]	$ 19	[1]

[1]	Credit derivatives are used as economic hedges of loans.